Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE DISCLOSURE
Under Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation
S-K,
public companies are required to provide certain information about the relationship between executive compensation actually paid to the Chief Executive Officer and other named executive officers and certain financial performance of such companies. Our Chief Executive Officer and other NEOs received no equity awards or other compensation from us during each of the last three years ended December 31, 2023. The information otherwise required by Item 402(v) is provided below for each of the last three years ended December 31, 2023, as the Partnership, the Company’s predecessor in the Conversion, was not subject to the requirement to file the proxy statement in prior years, and following the Conversion, the Company is currently in its first year of compliance with pay versus performance disclosure requirements.

Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs (1)	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss) (in thousands)
					Total Shareholder Return	Peer Group Total Shareholder Return (2)
2023	$—	$—	$—	$—	$328.99	$250.96	$501,341
2022	$—	$—	$—	$—	$314.02	$242.36	$655,004
2021	$—	$—	$—	$14,892	$194.07	$166.76	$256,677

(1)
The dollar amounts reported represent the average amount of “compensation actually paid” to our
Non-PEO
NEOs, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to our
Non-PEO
NEOs during the applicable year. In accordance with the SEC rules, the following adjustments were made to average total compensation for our
Non-PEO
NEOs for each year to determine the compensation actually paid.

(2)
Value represents the TSR of the SPDR S&P Oil & Gas Exploration and Production ETF (“XOP”) based on an initial $100 investment, measured on a cumulative basis from the market close on December 31, 2020, through and including the December 31 of each respective year. Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the four-year period included in this table, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. The XOP is the peer group used by the Company for purposes of Item 201(e) of Regulation
S-K
under the Exchange Act in Viper’s Annual Report on Form
10-K
for the year ended December 31, 2023.

	Reported Summary Compensation Table Total for PEO	Deductions:	Additions:	Compensation Actually Paid to PEO
Year		Reported Value of Equity Awards	Equity Award Adjustments (a)
2023	$—	$—	$—	$—
2022	$—	$—	$—	$—
2021	$—	$—	$—	$—

Year	Year End Fair Value of Current Year Equity Awards that Remain Unvested at Year-End	Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested at Year-End	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value	Total Equity Award Adjustments
2023	$—	$—	$—	$—	$—	$—	$—
2022	$—	$—	$—	$—	$—	$—	$—
2021	$—	$—	$—	$—	$—	$—	$—

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Deductions: Average Reported Value of Equity Awards	Additions: Average Equity Award Adjustments (a)	Average Compensation Actually Paid to Non- PEO NEOs
2023	$—	$—	$—	$—
2022	$—	$—	$—	$—
2021	$—	$—	$14,892	$14,892

Year	Year End Fair Value of Current Year Equity Awards that Remain Unvested at Year-End	Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested at Year-End	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value	Total Average Equity Award Adjustments
2023	$—	$—	$—	$—	$—	$—	$—
2022	$—	$—	$—	$—	$—	$—	$—
2021	$—	$—	$—	$14,892	$—	$—	$14,892

Named Executive Officers, Footnote
(1)
The dollar amounts reported represent the average amount of “compensation actually paid” to our
Non-PEO
NEOs, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to our
Non-PEO
NEOs during the applicable year. In accordance with the SEC rules, the following adjustments were made to average total compensation for our
Non-PEO
NEOs for each year to determine the compensation actually paid.

Peer Group Issuers, Footnote
(2)
Value represents the TSR of the SPDR S&P Oil & Gas Exploration and Production ETF (“XOP”) based on an initial $100 investment, measured on a cumulative basis from the market close on December 31, 2020, through and including the December 31 of each respective year. Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the four-year period included in this table, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. The XOP is the peer group used by the Company for purposes of Item 201(e) of Regulation
S-K
under the Exchange Act in Viper’s Annual Report on Form
10-K
for the year ended December 31, 2023.

PEO Total Compensation Amount	$ 0	$ 0	$ 0
PEO Actually Paid Compensation Amount	$ 0	0	0
Adjustment To PEO Compensation, Footnote

	Reported Summary Compensation Table Total for PEO	Deductions:	Additions:	Compensation Actually Paid to PEO
Year		Reported Value of Equity Awards	Equity Award Adjustments (a)
2023	$—	$—	$—	$—
2022	$—	$—	$—	$—
2021	$—	$—	$—	$—

Year	Year End Fair Value of Current Year Equity Awards that Remain Unvested at Year-End	Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested at Year-End	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value	Total Equity Award Adjustments
2023	$—	$—	$—	$—	$—	$—	$—
2022	$—	$—	$—	$—	$—	$—	$—
2021	$—	$—	$—	$—	$—	$—	$—

Non-PEO NEO Average Total Compensation Amount	$ 0	0	0
Non-PEO NEO Average Compensation Actually Paid Amount	$ 0	0	14,892
Adjustment to Non-PEO NEO Compensation Footnote

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Deductions: Average Reported Value of Equity Awards	Additions: Average Equity Award Adjustments (a)	Average Compensation Actually Paid to Non- PEO NEOs
2023	$—	$—	$—	$—
2022	$—	$—	$—	$—
2021	$—	$—	$14,892	$14,892

Year	Year End Fair Value of Current Year Equity Awards that Remain Unvested at Year-End	Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested at Year-End	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value	Total Average Equity Award Adjustments
2023	$—	$—	$—	$—	$—	$—	$—
2022	$—	$—	$—	$—	$—	$—	$—
2021	$—	$—	$—	$14,892	$—	$—	$14,892

Total Shareholder Return Amount	$ 328.99	314.02	194.07
Peer Group Total Shareholder Return Amount	250.96	242.36	166.76
Net Income (Loss)	501,341,000	655,004,000	256,677,000
PEO | Reported Value Of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Year End Fair Value Of Current Year Equity Awards That Remain Unvested At Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change In Fair Value Of Equity Awards Granted In Prior Years That Are Unvested At Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Fair Value At The End Of The Prior Year Of Equity Awards That Failed To Meet Vesting Conditions In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Value Of Dividends Or Other Earnings Paid On Stock Or Option Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Reported Value Of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	14,892
Non-PEO NEO | Year End Fair Value Of Current Year Equity Awards That Remain Unvested At Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Change In Fair Value Of Equity Awards Granted In Prior Years That Are Unvested At Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	14,892
Non-PEO NEO | Fair Value At The End Of The Prior Year Of Equity Awards That Failed To Meet Vesting Conditions In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Value Of Dividends Or Other Earnings Paid On Stock Or Option Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0